Additional disclosures in respect of guaranteed securities - Cash Flow (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of information about consolidated structured entities [line items]
Net cash flow from operating activities – continuing operations	£ 4,710	£ 4,320	£ 4,292
Net cash (used in)/inflow from operating activities – discontinued operations	(207)	909	1,076
Net cash flow from/(used in) investing activities – continuing operations	2,237	(3,634)	(3,459)
Net cash flow used in investing activities – discontinued operations	0	(680)	(577)
Net cash flow (used in)/from financing activities – continuing operations	(7,316)	(1,542)	(1,205)
Net cash flow (used in)/from financing activities – discontinued operations	(231)	1,611	(123)
Net (decrease)/increase in cash and cash equivalents	(807)	984	4
National Grid plc
Disclosure of information about consolidated structured entities [line items]
Net cash flow from operating activities – continuing operations	35	53	57
Net cash (used in)/inflow from operating activities – discontinued operations	0	0	0
Net cash flow from/(used in) investing activities – continuing operations	4,660	4,181	502
Net cash flow used in investing activities – discontinued operations	0	0	0
Net cash flow (used in)/from financing activities – continuing operations	(5,785)	(3,146)	(555)
Net cash flow (used in)/from financing activities – discontinued operations	0	0	0
Net (decrease)/increase in cash and cash equivalents	(1,090)	1,088	4
Niagara Mohawk Power Corporation
Disclosure of information about consolidated structured entities [line items]
Net cash flow from operating activities – continuing operations	662	757	580
Net cash (used in)/inflow from operating activities – discontinued operations	0	0	0
Net cash flow from/(used in) investing activities – continuing operations	(473)	(469)	(440)
Net cash flow used in investing activities – discontinued operations	0	0	0
Net cash flow (used in)/from financing activities – continuing operations	(189)	(288)	(148)
Net cash flow (used in)/from financing activities – discontinued operations	0	0	0
Net (decrease)/increase in cash and cash equivalents	0	0	(8)
British Transco Finance Inc.
Disclosure of information about consolidated structured entities [line items]
Net cash flow from operating activities – continuing operations	0	0	0
Net cash (used in)/inflow from operating activities – discontinued operations	0	0	0
Net cash flow from/(used in) investing activities – continuing operations	15	15	13
Net cash flow used in investing activities – discontinued operations	0	0	0
Net cash flow (used in)/from financing activities – continuing operations	(15)	(15)	(13)
Net cash flow (used in)/from financing activities – discontinued operations	0	0	0
Net (decrease)/increase in cash and cash equivalents	0	0	0
National Grid Gas plc
Disclosure of information about consolidated structured entities [line items]
Net cash flow from operating activities – continuing operations	888	918	599
Net cash (used in)/inflow from operating activities – discontinued operations	(98)	450	1,144
Net cash flow from/(used in) investing activities – continuing operations	656	215	56
Net cash flow used in investing activities – discontinued operations	0	5,618	(562)
Net cash flow (used in)/from financing activities – continuing operations	(1,041)	(8,322)	(1,185)
Net cash flow (used in)/from financing activities – discontinued operations	(125)	1,120	(63)
Net (decrease)/increase in cash and cash equivalents	280	(1)	(11)
Other subsidiaries
Disclosure of information about consolidated structured entities [line items]
Net cash flow from operating activities – continuing operations	3,125	2,592	3,056
Net cash (used in)/inflow from operating activities – discontinued operations	(109)	459	(68)
Net cash flow from/(used in) investing activities – continuing operations	(1,759)	(1,118)	(1,721)
Net cash flow used in investing activities – discontinued operations	0	(6,298)	(15)
Net cash flow (used in)/from financing activities – continuing operations	(1,148)	3,771	(1,173)
Net cash flow (used in)/from financing activities – discontinued operations	(106)	491	(60)
Net (decrease)/increase in cash and cash equivalents	3	(103)	19
Consolidation adjustments
Disclosure of information about consolidated structured entities [line items]
Net cash flow from operating activities – continuing operations	0	0	0
Net cash (used in)/inflow from operating activities – discontinued operations	0	0	0
Net cash flow from/(used in) investing activities – continuing operations	(862)	(6,458)	(1,869)
Net cash flow used in investing activities – discontinued operations	0	0	0
Net cash flow (used in)/from financing activities – continuing operations	862	6,458	1,869
Net cash flow (used in)/from financing activities – discontinued operations	0	0	0
Net (decrease)/increase in cash and cash equivalents	0	0	0
Subsidiary Undertaking
Disclosure of information about consolidated structured entities [line items]
Dividends received	£ 950	£ 6,006	£ 930